1412050

RECEIVED SEP 1 0 2007 SEC MAIL PROCESSING SECTION WASH, D.C. 16

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

OMB APPROVAL
OMB Number: 3235-0076
Expires: April 30, 2008
Estimated average burden hours per response 16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

07075908

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Class A and Class B Units of Limited Liability Company Interest

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐Check if this is an amendment and name has changed, and indicate change.)
Project Grill, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
c/o Patina Restaurant Group, LLC, 120 W. 45th Street, New York, NY 10036	
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

PROCESSED SEP 1 3 2007 THOMSON FINANCIAL

Brief Description of Business **Holding Company**

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): Limited Liability Company
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 4 Year 0 7 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State; CN for Canada; FN for other foreign jurisdiction) D E

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

*** DeBlois, Mark H.**

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Bunker Hill Capital, L.P, 260 Franklin Street, Suite 1860, Boston, MA 02110

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

*** Clark, Robert L., Jr.**

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Bunker Hill Capital, L.P, 260 Franklin Street, Suite 1860, Boston, MA 02110

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

*** Nibi, Theresa A.**

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Bunker Hill Capital, L.P, 260 Franklin Street, Suite 1860, Boston, MA 02110

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

*** Valenti, Fortunato N.**

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Patina Restaurant Group, LLC, 120 W. 45th Street, New York, NY 10036

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

*** Splichal, Joachim B.**

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Patina Restaurant Group, LLC, 400 S. Hope Street #950, Los Angeles, CA 90071

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last Name first, if individual)

Stockinger, Richard C.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Patina Restaurant Group, LLC, 120 W. 45th Street, New York, NY 10036

* Messrs DeBlois, Clark, Valenti and Splichal and Ms. Nibi constitute the issuer's Board of Managers.

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$ N/A	
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only. **N/A**

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero". If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ -0-	$ -0-
Equity ☐ Common ☐ Preferred	$ -0-	$ -0-
Convertible Securities (including warrants)	$ -0-	$ -0-
Partnership Interests	$ -0-	$ -0-
Other (Specify: Limited Liability Company Interest)	$ 33,500,000	$ 33,500,000
Total	$ 33,500,000	$ 33,500,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	26	$ 33,500,000
Non-Accredited Investors	-0-	$ -0-
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C -- Question 1.

NOT APPLICABLE

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☒	$ 200,000
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales commission (specify finders' fees separately)	☐	$
Other Expenses (identify) Blue sky filing fees and miscellaneous expenses	☒	$ 1,975
Total	☒	$ 201,975

C. OFFERING PRICE; NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 33,298,025

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

	Payments to Officers, Directors & Affiliates	Payments to Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other business (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☒ $ 33,298,025
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $
Other (specify):	☐ $	☐ $
Column Totals	☐ $	☐ $ 33,298,025
Total Payments Listed (column totals added)	☒ $ 33,298,025	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Project Grill, LLC	[signature]	September 6th, 2007
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Robert L. Clark, Jr.	Executive Vice President	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 262 presently subject to any of the disqualification provisions of such rule? * ..... Yes ☐ No ☐

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to the state administrators of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.*

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.*

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.*

*Items 1, 2, 3 and 4 above are inapplicable pursuant to the National Securities Market Improvement Act of 1996.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Project Grill, LLC	[signature]	**September 6th, 2007**
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Robert L. Clark, Jr.	**Executive Vice President**	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No	Class B and Class A Units of Limited Liability Company Interest	Number of Accredited Investors	Amount	Number of Non-accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA		X	$7,772,500	7	$7,772,500	0	0		
CO									
CT		X	$1,100,000	3	$1,100,000	0	0		
DE									
DC									
FL		X	$50,000	1	$50,000	0	0		
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA		X	$18,000,000	2	$18,000,000	0	0		
MI									
MN									
MS									
MO									
MT									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No	Class B and Class A Units of Limited Liability Company Interest	Number of Accredited Investors	Amount	Number of Non-accredited Investors	Amount	Yes	No
NE									
NV									
NH									
NJ		X	$400,000	4	$400,000	0	0		
NM									
NY		X	$6,102,500	8	$6,102,500	0	0		
NC									
ND									
OH									
OK									
OR									
PA		X	$75,000	1	$75,000	0	0		X
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

SEC MAIL PROCESSING
RECEIVED
SEP 10 2007
WASH. D.C. 161 SECTION

FORM U-2 UNIFORM CONSENT TO SERVICE OF PROCESS

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned, Project Grill, LLC, a limited liability company,) organized under the laws of Delaware, for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

Robert L. Clark, Jr.
(Name)
c/o Patina Restaurant Group, LLC.
(Address)
120 W. 45th Street, New York, NY 10036
(Address)

Place an "X" before the names of all the States for which the person executing this form is appointing the designated Officer of that State as its attorney in that State for receipt of service of process:

	ALABAMA	Secretary of State		GEORGIA	Commissioner of Securities
	ALASKA	Commissioner, Dept. of Community & Economic Development		GUAM	Administrator, Dept. of Revenue and Taxation
	ARIZONA	The Corporation Commission		HAWAII	Commissioner of Securities
	ARKANSAS	Commissioner, Securities Dept.		IDAHO	Director, Dept. of Finance, and his successors in office
X	CALIFORNIA	Commissioner of Corporations		ILLINOIS	Secretary of State
	COLORADO	Securities Commissioner		INDIANA	Secretary of State
X	CONNECTICUT	Banking Commissioner		IOWA	Commissioner of Insurance
	DELAWARE	Securities Commissioner		KANSAS	Secretary of State
	DISTRICT OF COLUMBIA	Commissioner, Dept. of Insurance & Securities Regulation		KENTUCKY	Commissioner, Department of Financial Institutions
	FLORIDA	Office of Financial Regulation		LOUISIANA	Commissioner of Securities

	MAINE	Securities Administrator
	MARYLAND	Securities Commissioner
X	MASSACHUSETTS	State Secretary
	MICHIGAN	Commissioner, Office of Financial and Insurance Services
	MINNESOTA	Commissioner of Commerce
	MISSISSIPPI	Secretary of State
	MISSOURI	Commissioner of Securities
	MONTANA	Securities Commissioner and his successors in office
	NEBRASKA	Director, Dept. of Banking and Finance
	NEVADA	Administrator, Securities Div., Office of the Secretary of State
	NEW HAMPSHIRE	Secretary of State
X	NEW JERSEY	Chief, Securities Bureau, Div. of Consumer Affairs, Dept. of Law and Public Safety
	NEW MEXICO	Director, Securities Div., Regulation & Licensing Dept.
	NEW YORK	Secretary of State
	NORTH CAROLINA	Secretary of State
	NORTH DAKOTA	Securities Commissioner
	OHIO	Secretary of State
	OREGON	Director, Department of Consumer and Business Services
***	PENNSYLVANIA	***Consent to Service Not Required
	PUERTO RICO	Commissioner of Financial Institutions
	RHODE ISLAND	Director of Department of Business Regulation
	SOUTH CAROLINA	Securities Commissioner
	SOUTH DAKOTA	Director of the Division of Securities
	TENNESSEE	Commissioner of Commerce and Insurance
	TEXAS	Securities Commissioner
	UTAH	Director, Division of Securities
	VERMONT	Securities Commissioner
	VIRGINIA	Clerk, State Corporation Commission
	WASHINGTON	Director of the Department of Financial Institutions
	WEST VIRGINIA	Commissioner (Auditor of the State)
	WISCONSIN	Division of Securities, Department of Financial Institutions
	WYOMING	Secretary of State

Dated this 6th day of September, 2007.

(SEAL)

Project Grill, LLC

By: Robert L. Clark, Jr.

Title: Executive Vice President

FORM U-2 (cont'd)

INDIVIDUAL OR PARTNERSHIP ACKNOWLEDGMENT

State or Province of Massachusetts)
) ss:
County of Suffolk)

On this 6th day of September 2007, before me Brian Keeler *[name of notary]*, the undersigned officer, personally appeared Robert L. Clark, Jr., to me personally known and known to me to be the same person whose name is signed to the foregoing instrument, and acknowledged the execution thereof for the uses and purposes therein set forth.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

Notary Public/Commissioner of Oaths

(SEAL) My Commission Expires: 10/6/11

END